Victory Integrity Discovery Fund Expense Example - Class A Shares Class C Shares Class R Shares Class Y Shares [Member] - Victory Integrity Discovery Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 724
Expense Example, with Redemption, 3 Years	1,036
Expense Example, with Redemption, 5 Years	1,371
Expense Example, with Redemption, 10 Years	2,314
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	348
Expense Example, with Redemption, 3 Years	1,332
Expense Example, with Redemption, 5 Years	2,409
Expense Example, with Redemption, 10 Years	4,335
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	$ 1,669